Income taxes recognized in the income statement (Details 1) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Earnings before income taxes	SFr (67,006,593)	SFr (28,753,745)
Income tax expense at a tax rate of 31%	20,772,044	8,913,661
Amortization of deferred tax assets due to derecognition
Effects of non-tax-deductible expenses and income	(12,336,984)	(5,420,625)
Effects of results for which no deferred taxes were recognized	(7,523,688)	(2,666,379)
Effects of losses for which deferred tax assets were recognized
Tax rate differences	(428,768)	(205,883)
Tax amount recognized in the income statement	SFr 482,603	SFr 620,774